RELATED PARTIES TRANSACTIONS	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 12 - RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a) Related Party Balances

i) Management Fees Paid in Advance to a Company Controlled by Director and Officer

As at March 31, 2018, the Company had $70,536 (December 31, 2017 - $55,573) in prepaid management fees to a company controlled by a Director and Officer of the Company.

b) Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three months ended March 31, 2018 and 2017as described below.

	March 31, 2018	March 31, 2017
	$	$

Management Fees	30,000	15,000